OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	December 31,	December 31,
	2018	2019
Financial assets
- Other long-term receivables	204,718	128,673

Prepayment for mining rights	808,736	813,822
Long-term prepaid expenses	667,772	648,983
Deferred losses for sale and leaseback transactions (Note)	1,323,221	766,548
Others	1,438,198	849,817
	4,237,927	3,079,170

	4,442,645	3,207,843

Note: As disclosed in Note 20, the Group entered into several sale and leaseback agreements which constitute finance leases during the year. The deferred losses resulted from the sale are classified as other non-current assets and were amortized over the useful lives of the assets leased back.